                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chesley, Taft & Associates, LLC
Address:    10 South LaSalle Street, Suite 3250
            Chicago, Illinois 60603

Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Faris F. Chesley
Title:    Manager
Phone:    312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley            Chicago, Illinois               February 6, 2002
-----------------------  ------------------------------------  ----------------
[Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: NONE

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       99
                                              -----------------------

Form 13F Information Table Value Total:       253,701
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

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                                                                                                               VOTING AUTHORITY
                           TITLE OF             VALUE      SHRS OR     SH/    PUT/   INVESTMENT    OTHER
NAME OF ISSUER             CLASS     CUSIP      (x$1000)   PRN AMT     PRN    CALL   DISCRETION    MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc.       COM       00184A105    4112      128096     SH            Sole                      2027           126069
------------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Group        COM       001957406     210       14633     SH            Sole                     14633
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                COM       002824100    3787       67935     SH            Sole                     61435             6500
------------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer        COM       008190100    3595       33870     SH            Sole                     28690             5180
Services
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp                COM       021441100    1379       64985     SH            Sole                     64985
------------------------------------------------------------------------------------------------------------------------------------
American Home Products     COM       026609107    1335       21747     SH            Sole                     13747             8000
------------------------------------------------------------------------------------------------------------------------------------
American International     COM       026874107    3506       44160     SH            Sole                     43022             1138
Group
------------------------------------------------------------------------------------------------------------------------------------
Amgen                      COM       031162100    2854       50565     SH            Sole                     49665              900
------------------------------------------------------------------------------------------------------------------------------------
Amli Residential           COM       001735109     827       32800     SH            Sole                                      32800
Properties Tr
------------------------------------------------------------------------------------------------------------------------------------
Automated Data             COM       053015103     779       13225     SH            Sole                     12225             1000
Processing (cha
------------------------------------------------------------------------------------------------------------------------------------
BMC Software Inc.          COM       055921100     221       13525     SH            Sole                     13525
------------------------------------------------------------------------------------------------------------------------------------
BP PLC ADR F Sponsored     COM       055622104     619       13299     SH            Sole                      4920             8379
ADR
------------------------------------------------------------------------------------------------------------------------------------
Bankamerica Corp           COM       060505104     355        5650     SH            Sole                      3276             2374
------------------------------------------------------------------------------------------------------------------------------------
Bank One Corp              COM       06423A103     826       21147     SH            Sole                                      21147
------------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc.  COM       071813109     342        6367     SH            Sole                      5367             1000
------------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson &         COM       075887109     212        6400     SH            Sole                      6400
Company
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp Com         COM       079860102     359        9399     SH            Sole                      6283             3116
------------------------------------------------------------------------------------------------------------------------------------
Bristol Meyers Squibb Co   COM       110122108    3026       59324     SH            Sole                     14035            45289
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Calpine Corporation        COM       131347106   1104      65735       SH            Sole                      65735
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health            COM       14149Y108  10298     159263       SH            Sole                      70726           88537
------------------------------------------------------------------------------------------------------------------------------------
Caremark RX Inc            COM       141705103    677      41500       SH            Sole                                      41500
------------------------------------------------------------------------------------------------------------------------------------
Cendant Corporation        COM       151313103   7500     382465       SH            Sole                     164665          217800
------------------------------------------------------------------------------------------------------------------------------------
Century Telephone          COM       156700106    509      15528       SH            Sole                      15528
Enterprises
------------------------------------------------------------------------------------------------------------------------------------
Certegy Inc.               COM       156880106   4629     135267       SH            Sole                                     135267
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems              COM       17275R102   3901     215377       SH            Sole                     215177             200
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.             COM       172967101  10546     208911       SH            Sole                      97579          111332
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co               COM       191216100    666      14122       SH            Sole                      14122
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Company  COM       194162103   3356      58120       SH            Sole                      58120
------------------------------------------------------------------------------------------------------------------------------------
Commerce Bancshares        COM       200525103    399      10237       SH            Sole                                      10237
------------------------------------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land   COM       210226106    482      24224       SH            Sole                                      24224
Co.
------------------------------------------------------------------------------------------------------------------------------------
Davita Inc.                COM       23918K108    220       9000       SH            Sole                                       9000
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.            COM       532457108    346       4400       SH            Sole                       2800            1600
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp           COM       30231G102   7018     178587       SH            Sole                      86574           92013
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp        COM       316773100    273       4457       SH            Sole                       1518            2939
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp            COM       319963104    832      10600       SH            Sole                      10600
------------------------------------------------------------------------------------------------------------------------------------
First Virginia Banks       COM       337477103    202       3975       SH            Sole                       3975
------------------------------------------------------------------------------------------------------------------------------------
Fiserv Inc.                COM       337738108    811      19160       SH            Sole                      19160
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.       COM       369604103   6323     157771       SH            Sole                     144785           12986
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp General       COM       372917104    339       5663       SH            Sole                       5663
------------------------------------------------------------------------------------------------------------------------------------
Harley Davidson Inc.       COM       412822108   2963      54570       SH            Sole                      23830           30740
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc.            COM       437076102   3972      77853       SH            Sole                      77253             600
------------------------------------------------------------------------------------------------------------------------------------
Household International    COM       441815107   6269     108199       SH            Sole                      19464           88735
Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works        COM       452308109  1476       21791       SH            Sole                     21591              200
------------------------------------------------------------------------------------------------------------------------------------
IMS Health Incorporated    COM       449934108  1182       60585       SH            Sole                                      60585
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation          COM       458140100  4689      149064       SH            Sole                    144564             4500
------------------------------------------------------------------------------------------------------------------------------------
International Business     COM       459200101  3960       32736       SH            Sole                     30490             2246
Machine
------------------------------------------------------------------------------------------------------------------------------------
Interpublic Group          COM       460690100   239        8100       SH            Sole                      8100
Companies
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson          COM       478160104 15996      270660       SH            Sole                     98258           172402
------------------------------------------------------------------------------------------------------------------------------------
Johnson Controls           COM       478366107  2079       25750       SH            Sole                     25325              425
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark             COM       494368103   438        7320       SH            Sole                      7320
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Koninklijke Philips        COM       500472303   254        8742       SH            Sole                                       8742
Electrs NV
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                 COM       501044101  3000      143750       SH            Sole                                     143750
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp            COM       50540R409  4936       61050       SH            Sole                                      61050
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp-A       COM       530718105   470       33600       SH            Sole                     33600
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp     COM       535678106   913       23375       SH            Sole                     23375
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp                  COM       552621100  3732      106026       SH            Sole                    105764              262
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp-Wisc  COM       552848103  7394      119796       SH            Sole                     22477            97319
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc.             COM       585055106  4600       89830       SH            Sole                     87070             2760
------------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Group     COM       58551A108  4446      118175       SH            Sole                      2300           115875
------------------------------------------------------------------------------------------------------------------------------------
Merck                      COM       589331107  1308       22234       SH            Sole                     19622             2612
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corporation      COM       594918104  8941      134965       SH            Sole                     69831            65134
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining &         COM       604059105   589        4988       SH            Sole                      4688              300
Manufacturi
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean        COM       617446448   273        4874       SH            Sole                      4874
Witter Dis
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.              COM       620076109   320       21275       SH            Sole                      4525            16750
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial       COM       638612101   1766      42600       SH            Sole                                      42600
Services
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust Company     COM       665859104   1331      22100       SH            Sole                      21750             350
------------------------------------------------------------------------------------------------------------------------------------
Nurses Network Com         COM       670577105      0      34482       SH            Sole                                      34482
Inc/Frmrly
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group              COM       681919106   3508      39255       SH            Sole                      38855             400
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                COM       68389X105   1309      94765       SH            Sole                      94765
------------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans        COM       691471106   2185      72500       SH            Sole                                      72500
------------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.              COM       704326107    289       8287       SH            Sole                       4105            4182
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc.               COM       713448108   3447      70806       SH            Sole                      69856             950
------------------------------------------------------------------------------------------------------------------------------------
Performance Food Group     COM       713755106   6796     193242       SH            Sole                                     193242
Company
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.               COM       717081103  10574     265340       SH            Sole                     133919          131421
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies    COM       718154157    314       6833       SH            Sole                       4833            2000
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber          COM       729251108   1086      38320       SH            Sole                                      38320
Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Procter And Gamble         COM       742718109    443       5600       SH            Sole                       2100            3500
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum      COM       780257804    216       4400       SH            Sole                       1800            2600
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc     COM       78387G103    885      22589       SH            Sole                      11084           11505
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.               COM       786514208   4299     102964       SH            Sole                      49414           53550
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.             COM       803111103    518      23317       SH            Sole                      20211            3106
------------------------------------------------------------------------------------------------------------------------------------
Servicemaster Co. (The)    COM       81760N109    371      26901       SH            Sole                                      26901
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp             COM       855244109   4911     257810       SH            Sole                     257810
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems           COM       866810104   6455     524795       SH            Sole                     303707          221088
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                 COM       781829107   6011     229272       SH            Sole                      83005          146267
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp      COM       88033G100   1973      33600       SH            Sole                      33400             200
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.    COM       902124106   3769      63976       SH            Sole                      62776            1200
------------------------------------------------------------------------------------------------------------------------------------
U S Bancorp                COM       902973304    614      29325       SH            Sole                       4425           24900
------------------------------------------------------------------------------------------------------------------------------------
Vans Inc                   COM       921930103    498      39092       SH            Sole                                      39092
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications     COM       92343V104   477      10053        SH            Sole                     7806          2247
------------------------------------------------------------------------------------------------------------------------------------
Viad Corporation           COM       92552R109   237      10000        SH            Sole                                  10000
------------------------------------------------------------------------------------------------------------------------------------
Vivus Inc.                 COM       928551100   146      30000        SH            Sole                                  30000
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp              COM       929903102   348      11100        SH            Sole                    11100
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.      COM       931142103  3409      59247        SH            Sole                    58147          1100
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Company           COM       931422109  5267     156475        SH            Sole                    60386         96089
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.          COM       949746101  4591     105676        SH            Sole                    34205         71471
------------------------------------------------------------------------------------------------------------------------------------
William Wrigley Jr Co      COM       982526105   438       8533        SH            Sole                                   8533
------------------------------------------------------------------------------------------------------------------------------------
Williams Companies         COM       969457100  1761      68994        SH            Sole                    68994
------------------------------------------------------------------------------------------------------------------------------------
Investment Co of America   FUND      461308108   242       8482.873    SH            Sole                                   8482.873
Cl A
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